UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2018 (Unaudited)

Reinhart Mid Cap PMV Fund

Description	Shares	Value
COMMON STOCKS - 94.3%
Consumer Discretionary - 13.1%
Aramark	132,380	$5,438,170
BorgWarner	133,580	5,846,797
Discovery, Class A *	286,040	7,960,493
Interpublic Group of Companies	286,510	6,690,009
Michaels *	351,980	5,980,140
		31,915,609
Consumer Staples - 5.7%
Ingredion	71,000	7,175,970
JM Smucker	64,500	6,668,010
		13,843,980
Energy - 8.0%
Apache	162,190	7,108,788
EQT	105,150	5,364,753
National Oilwell Varco	73,260	3,448,348
Newfield Exploration *	129,190	3,524,303
		19,446,192
Financials - 18.0%
BOK Financial	68,860	7,061,593
Citizens Financial Group	189,810	7,812,580
Fifth Third Bancorp	163,810	4,820,928
Invesco	302,800	7,297,480
Loews	81,450	4,097,749
Northern Trust	45,410	4,879,759
White Mountains Insurance Group	8,263	7,667,651
		43,637,740
Health Care - 6.0%
Encompass Health	42,840	3,495,315
Express Scripts Holding *	51,600	4,541,832
Universal Health Services, Class B	50,650	6,592,604
		14,629,751
Industrials - 18.1%
Aerojet Rocketdyne Holdings *	187,890	6,596,818
AMERCO	19,245	7,214,758
Arconic	275,500	6,165,690
Carlisle Companies	35,970	4,561,356
KAR Auction Services	52,390	3,284,329
Masco	144,500	5,486,665
Snap-on	36,295	6,416,230
Stericycle *	67,260	4,149,269
		43,875,115
Information Technology - 4.9%
Cognizant Technology Solutions, Class A	85,270	6,687,726
DXC Technology	58,000	5,283,220
		11,970,946
Materials - 1.8%
Axalta Coating Systems *	145,000	4,422,500

Real Estate - 8.5%
Ryman Hospitality Properties - REIT	37,000	3,283,010
STORE Capital - REIT	176,150	5,074,882
Ventas - REIT	74,370	4,452,532
Weyerhaeuser - REIT	223,020	7,741,024
		20,551,448
Telecommunication Services - 2.7%
Zayo Group Holdings *	190,480	6,602,037

Utilities - 7.5%
Entergy	53,760	4,493,798
NiSource	146,720	3,971,710
UGI	95,770	5,176,369
Vistra Energy *	191,800	4,514,972
		18,156,849
TOTAL COMMON STOCKS
(Cost $207,196,981)		229,052,167

SHORT-TERM INVESTMENT - 5.6%
First American Treasury Obligations Fund, Class X, 1.87% ^
(Cost $13,694,339)	13,694,339	13,694,339

Total Investments - 99.9%
(Cost $220,891,320)		242,746,506
Other Assets and Liabilities, Net - 0.1%		179,073
Total Net Assets - 100.0%		$242,925,579

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of August 31, 2018.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2018:
	Level 1	Level 2	Level 3	Total
Common Stocks	$229,052,167	$-	$-	$229,052,167
Short-Term Investment	13,694,339	-	-	13,694,339
Total Investments in Securities	$242,746,506	$-	$-	$242,746,506

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments August 31, 2018 (Unaudited)

Reinhart Genesis PMV Fund

Description	Shares	Value
COMMON STOCKS - 92.9%
Consumer Discretionary - 20.8%
Bloomin' Brands	16,160	$311,888
Carter's	2,600	275,418
Dorman Products *	2,280	184,635
Extended Stay America	8,320	167,898
Gentex	9,230	215,797
Gentherm *	3,990	196,308
Michaels *	16,400	278,636
Sonic	6,640	238,110
Standard Motor Products	2,190	111,186
Thor Industries	2,200	209,968
		2,189,844
Consumer Staples - 1.7%
Vector Group	11,240	174,557

Financials - 18.5%
1st Source	5,660	316,903
First Citizens BancShares, Class A	800	380,008
First Hawaiian	6,440	186,696
International Bancshares	6,220	291,407
Navigators Group	5,670	396,900
White Mountains Insurance Group	400	371,180
		1,943,094
Health Care - 7.7%
Encompass Health	5,070	413,661
Premier, Class A *	8,950	395,859
		809,520
Industrials # - 29.1%
Aerojet Rocketdyne Holdings *	11,770	413,245
Air Lease	6,380	294,820
AMERCO	863	323,530
Astronics *	4,030	175,345
GMS *	11,280	280,308
GrafTech International	11,000	203,280
Insperity	2,400	287,640
KAR Auction Services	4,250	266,432
Nexeo Solutions *	39,280	393,193
TrueBlue *	4,030	118,079
UniFirst	800	148,160
Viad	2,560	157,696
		3,061,728
Information Technology - 3.1%
Cision *	18,180	329,240

Materials - 1.0%
GCP Applied Technologies *	4,070	102,564

Real Estate - 11.0%
Alexander & Baldwin - REIT	14,820	347,825
Life Storage - REIT	1,170	114,192
Marcus & Millichap *	7,060	257,055
Medical Properties Trust - REIT	10,350	155,767
Ryman Hospitality Properties - REIT	3,160	280,387
		1,155,226
TOTAL COMMON STOCKS
(Cost $9,330,475)		9,765,773

SHORT-TERM INVESTMENT - 7.2%
First American Treasury Obligations Fund, Class X, 1.87% ^
(Cost $760,130)	760,130	760,130

Total Investments - 100.1%
(Cost $10,090,605)		10,525,903
Other Assets and Liabilities, Net - (0.1)%		(11,324)
Total Net Assets - 100.0%		$10,514,579

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of August 31, 2018.
# As of August 31, 2018, the Fund had a significant portion of its assets invested in this sector. The Industrials Sector may be more greatly impacted by adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2018:
	Level 1	Level 2	Level 3	Total
Common Stocks	$9,765,773	$-	$-	$9,765,773
Short-Term Investment	760,130	-	-	760,130
Total Investments in Securities	$10,525,903	$-	$-	$10,525,903

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Reinhart Intermediate Bond NextShares

Description	Par	Value
CORPORATE BONDS - 49.6%
Consumer Discretionary - 3.4%
Target
3.875%, 07/15/2020	$83,000	$84,620
Walt Disney
0.875%, 07/12/2019	86,000	84,791
		169,411
Consumer Staples - 6.8%
Coca-Cola
3.200%, 11/01/2023	88,000	88,056
Kimberly-Clark
1.850%, 03/01/2020	84,000	82,726
PepsiCo
3.000%, 08/25/2021	85,000	85,197
Procter & Gamble
2.300%, 02/06/2022	87,000	85,172
		341,151
Energy - 1.7%
Exxon Mobil
2.397%, 03/06/2022	86,000	84,477

Financials - 20.5%
American Express
8.125%, 05/20/2019	79,000	81,980
Bank of New York Mellon
2.050%, 05/03/2021	76,000	73,997
Berkshire Hathaway Finance
1.700%, 03/15/2019	74,000	73,740
Branch Banking & Trust
2.625%, 01/15/2022	99,000	97,101
Comerica Bank
2.500%, 06/02/2020	60,000	59,185
Goldman Sachs Group
2.625%, 01/31/2019	37,000	36,999
JPMorgan Chase
6.300%, 04/23/2019	57,000	58,323
MetLife
3.048%, 12/15/2022	86,000	85,074
National Rural Utilities
2.000%, 01/27/2020	49,000	48,443
Northern Trust
3.450%, 11/04/2020	47,000	47,489
PNC Bank
2.150%, 04/29/2021	87,000	84,879
Prudential Financial
3.500%, 05/15/2024	94,000	94,721

State Street
3.700%, 11/20/2023	83,000	84,491
SunTrust Banks
2.700%, 01/27/2022	50,000	48,865
Travelers Companies
5.900%, 06/02/2019	45,000	46,120
		1,021,407
Health Care - 1.7%
Johnson & Johnson
2.250%, 03/03/2022	86,000	84,211

Industrials - 5.0%
Honeywell International
4.250%, 03/01/2021	8,000	8,237
1.850%, 11/01/2021	80,000	77,013
United Parcel Service
2.350%, 05/16/2022	84,000	81,689
United Technologies
1.500%, 11/01/2019	87,000	85,664
		252,603
Telecommunication Services - 1.7%
AT&T
2.450%, 06/30/2020	86,000	84,926

Utilities - 8.8%
Consolidated Edison
4.450%, 06/15/2020	93,000	95,430
Duke Energy
3.100%, 08/15/2021	95,000	94,789
2.538%, 09/01/2029	59,000	55,070
Northern States Power
2.600%, 05/15/2023	101,000	98,198
PECO Energy
3.150%, 10/15/2025	99,000	96,482
		439,969
TOTAL CORPORATE BONDS
(Cost $2,488,077)		2,478,155

U.S. TREASURY SECURITIES - 44.7%
United States Treasury Notes
0.750%, 09/30/2018	100,000	99,912
1.250%, 10/31/2021	490,000	468,610
1.875%, 09/30/2022	210,000	203,110
1.750%, 05/15/2023	422,000	403,810
2.000%, 06/30/2024	300,000	287,590
2.000%, 02/15/2025	340,000	324,029
1.500%, 08/15/2026	270,000	244,624
2.250%, 08/15/2027	210,000	200,095
TOTAL U.S. TREASURY SECURITIES
(Cost $2,231,592)		2,231,780

ASSET-BACKED SECURITIES - 4.8%
Financials - 3.1%
Capital One Multi-Asset Execution Trust
1.660%, 06/17/2024	163,000	156,962

Utilities - 1.7%
AEP Texas Central Transition Funding
5.306%, 07/01/2021	82,104	84,134
TOTAL ASSET-BACKED SECURITIES
(Cost $242,186)		241,096

SHORT-TERM INVESTMENT - 2.5%	Shares
First American Treasury Obligations Fund, Class X, 1.87%^
TOTAL SHORT-TERM INVESTMENT
(Cost $122,400)	122,400	122,400

Total Investments - 101.6%
(Cost $5,084,255)		5,073,431
Other Assets and Liabilities, Net - (1.6)%		(82,070)
Total Net Assets - 100.0%		$4,991,361

^	The rate shown is the annualized seven day effective yield as of August 31, 2018.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2018:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$2,478,155	$-	$2,478,155
U.S. Treasury Securities	-	2,231,780	-	2,231,780
Asset-Backed Securities	-	241,096	-	241,096
Short-Term Investment	122,400	-	-	122,400
Total Investments in Securities	$122,400	$4,951,031	$-	$5,073,431

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date  October 22, 2018

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  October 22, 2018